SHARE CAPITAL - Options Outstanding and Exercisable (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	854,656
Weighted average remaining contractual life	7 years 8 months 23 days
Weighted average exercise price	$ 2.53
Aggregate intrinsic value | $	$ 84,940
Options exercisable | shares	291,156
Weighted average exercise price	$ 3.44
Weighted average remaining contractual life	4 years 3 months 7 days
Aggregate intrinsic value | $	$ 84,940
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Options outstanding | shares	661,008
Weighted average remaining contractual life	8 years 4 months 2 days
Weighted average exercise price	$ 1.77
Aggregate intrinsic value | $	$ 84,940
Options exercisable | shares	105,508
Weighted average exercise price	$ 0.54
Weighted average remaining contractual life	1 year 9 months 11 days
Aggregate intrinsic value | $	$ 84,940
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 3.00
Options outstanding | shares	151,648
Weighted average remaining contractual life	5 years 4 months 2 days
Weighted average exercise price	$ 4.15
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	148,648
Weighted average exercise price	$ 4.17
Weighted average remaining contractual life	5 years 5 months 1 day
Aggregate intrinsic value | $	$ 0
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.00
Options outstanding | shares	42,000
Weighted average remaining contractual life	6 years 9 months
Weighted average exercise price	$ 8.75
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	37,000
Weighted average exercise price	$ 8.75
Weighted average remaining contractual life	6 years 9 months
Aggregate intrinsic value | $	$ 0